--------------------------------------------------------------------------------
GEORGIA
DAILY MUNICIPAL                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200
================================================================================







Dear Shareholder:


We are pleased to present the annual report of Georgia Daily Municipal Income Fund, Inc. for the year ended May 31, 2000.

The Fund had net assets of $13,110,114 and 120 active shareholder as of May 31, 2000.

Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,




\s\Steven W. Duff


Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
MAY 31, 2000
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date     Yield     (Note 1)      Moody's  & Poor's
   ------                                                                         ----     -----      ------       -------  --------
Other Tax Exempt Investments (3.82%)
------------------------------------------------------------------------------------------------------------------------------------
$  500,000   Richmond County, GA Board of Education GO
             Unlimited Refunding Bonds (b)                                      09/01/00   3.41%    $   501,219
----------                                                                                          -----------
   500,000   Total Other Tax Exempt Investments                                                         501,219
----------                                                                                          -----------
Other Variable Rate Demand Instruments (c) (85.43%)
------------------------------------------------------------------------------------------------------------------------------------
$  300,000   Adel IDA IDRB (Specialty Stampings, L.L.C.)
             LOC National Bank of Canada                                        06/01/14     4.50%  $   300,000    VMIG-1
   300,000   Atlanta, GA Urban Residential Finance MHRB
             (New Community East Lake Project)
             LOC Bank of America                                                11/01/28     4.50       300,000               A1+
   400,000   Burke County, GA PCRB (Georgia Power Company Vogtle Project)       09/01/26     4.35       400,000    VMIG-1     A1
   200,000   Burke County, GA Development Authority
             (Oglethorpe Power Corp. Vogtle Project)
             Insured by FGIC                                                    01/01/16     4.10       200,000    VMIG-1     A1+
   800,000   Carrollton, GA Payroll Development Authority
             (KMB Produce Inc. Project) (b)
             LOC First Union National Bank                                      03/01/19     4.55       800,000
   260,000   Clayton County, GA Housing Authority MHRB
             (Chateau Forest Apartments - E)
             Insured by FSA                                                     01/01/21     4.30       260,000    VMIG-1     A1+
   400,000   Clayton County, GA Housing Authority MHRB
             (Williamsburg South Apartments)
             LOC PNC Bank                                                       12/01/28     4.50       400,000    VMIG-1
   200,000   Dekalb County, GA Development Authority IDRB (Pet Inc. Project)
             LOC Credit Suisse First Boston                                     02/01/02     4.40       200,000      P1
   600,000   Dekalb County, GA Development Authority IDRB (Pet Inc. Project)
             LOC Credit Suisse First Boston                                     02/01/05     4.40       600,000      P1
   200,000   DeKalb County, GA Development Authority PCRB
             (General Motors Corp.)                                             11/01/03     4.30       200,000    VMIG-1
   700,000   DeKalb County, GA Housing Authority MHRB (Wood Hills Apartments)
             LOC Bank of Montreal                                               12/01/07     4.30       700,000               A1+
   500,000   Fayette County, GA Development Authority IDRB
             (Norman W. Paschall Company Project) (b)
             LOC Branch Bank & Trust                                            12/01/05     4.45       500,000
   100,000   Floyd County, GA Development Authority
             (Georgia Kraft Company Project)
             LOC Banque Nationale de Paris                                      12/01/15     4.45       100,000      P1
   300,000   Fulco, GA Hospital Authority RB (Shepherd Center Inc. Project)
             LOC Wachovia Bank, N.A.                                            09/01/17     4.10       300,000               A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                           Maturity              Value             Standard
   Amount                                                                            Date     Yield     (Note 1)   Moody's  & Poor's
   ------                                                                            ----     -----      ------    -------  --------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  375,000   Fulton County, GA Development Authority RB
             (Morehouse College Project)
             LOC Wachovia Bank, N.A.                                               08/01/17   4.15%  $   375,000    VMIG-1
   245,000   Georgia State GO (Morgan Stanley) (b)                                 11/01/10   4.40       245,000
   500,000   Gwinnett County, GA Hospital System Inc.
             Insured by MBIA Insurance Corp.                                       09/01/27   3.95       500,000               A1+
   300,000   Hapeville, GA Development Authority (Hapeville Hotel)
             LOC Deutsche Bank                                                     11/01/15   4.45       300,000      P1
   400,000   Housing Authority of Atlanta, GA (Villages of East Lake Phase I)
             LOC Bank of America                                                   01/01/29   4.50       400,000               A1+
   470,000   Liberty County, GA (Harbin Lumber Company, Inc.) (b)
             LOC Suntrust Bank                                                     04/01/14   4.50       470,000
   400,000   Marietta, GA Housing Authority MHRB (Wood Pointe Apartments)
             LOC First Union National Bank                                         10/01/07   4.35       400,000               A1
   100,000   Municipal Electric Authority of Georgia (General Resolution Projects)
             LOC Bayerische Landesbank                                             03/01/20   4.10       100,000    VMIG-1     A1+
   400,000   Municipal Electric Authority of Georgia (General Resolution Projects)
             LOC Landesbank Hessen                                                 06/01/20   4.00       400,000    VMIG-1     A1+
   450,000   Municipal Electric Authority of Georgia (General Resolution Projects)
             LOC ABN AMRO Bank                                                     01/01/26   4.25       450,000    VMIG-1     A1+
   500,000   Private Colleges & Universities Authority RB
             (Emory University Project) - Series C                                 11/01/03   3.95       500,000    VMIG-1     A1+
   800,000   Richmond County, GA Development Authority Solid Waste RB
             (Evergreen Nylon Recycling)
             LOC Banque Nationale de Paris                                         07/01/32   4.20       800,000      P1       A1
   300,000   Savannah, GA Downtown Development Authority RB
             (Savannah Parking Facilities)                                         09/01/00   4.10       300,000    VMIG-1     A1+
   300,000   Savannah, GA Port Authority (Pier 1 Imports)
             LOC Bank One, TX                                                      12/01/26   4.15       300,000               A1+
   400,000   St. Mary's, GA Development Authority (Trigen-Biopower Inc. Project)
             LOC Toronto Dominion Bank                                             07/01/24   4.20       400,000               A1+
----------                                                                                           -----------
11,200,000   Total Other Variable Rate Demand Instruments                                             11,200,000
----------                                                                                           -----------
Put Bonds  (d) (8.16%)
------------------------------------------------------------------------------------------------------------------------------------
$  400,000   Marietta, GA Housing Authority (Falls at Bells Ferry)                 01/15/01   4.35%  $   400,000    VMIG-1
   470,000   Puerto Rico Industrial Medical & Environmental RB
             (Abbott Laboratories Project) (b)                                     03/01/01   4.00       470,000
   200,000   Puerto Rico Industrial Environmental (Reynolds Metals)
             LOC ABN AMRO Bank                                                     09/01/00   3.50       200,000    VMIG-1     A1+
----------                                                                                           -----------
 1,070,000   Total Put Bonds                                                                           1,070,000
----------                                                                                           -----------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
MAY 31, 2000

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date     Yield     (Note 1)      Moody's  & Poor's
   ------                                                                         ----     -----      ------       -------  --------
Tax Exempt Commercial Paper (1.53%)
------------------------------------------------------------------------------------------------------------------------------------
$  200,000   Puerto Rico Government Development Bank                            08/03/00   3.60%  $   200,000                 A1+
----------                                                                                         ----------
   200,000   Total Tax Exempt Commercial Paper                                                        200,000
----------                                                                                         ----------
             Total Investments (98.94%) (Cost $12,971,219+)                                       $12,971,219
             Cash and Other Assets, Net of Liabilities (1.06%)                                        138,895
                                                                                                   ----------
             Net Assets (100.00%)                                                                 $13,110,114
                                                                                                   ==========
             Net Asset Value, offering and redemption price per share:
             Class A Shares, 12,141,058 Shares Outstanding (Note 3)                               $      1.00
                                                                                                   ==========
             Class B Shares,    969,056 Shares Outstanding (Note 3)                               $      1.00
                                                                                                   ==========

             +    Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to the rated securities in which the Fund may invest.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated is the next put date.

KEY:
     FGIC     =   Financial Guaranteed Insurance Company          LOC      =    Letter of Credit

     FSA      =   Financial Security Assurance                    MHRB     =    Multi-family Housing Revenue Bond

     GO       =   General Obligation                              PCRB     =    Pollution Control Revenue Bond

     IDA      =   Industrial Development Authority                RB       =    Revenue Bond

     IDRB     =   Industrial Development Revenue Bond

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED MAY 31, 2000

================================================================================





INVESTMENT INCOME

Income:

    Interest.............................................................................   $       430,956
                                                                                             --------------

Expenses: (Note 2)

    Investment management fee............................................................            46,308

    Administration fee...................................................................            24,312

    Shareholder servicing fee (Class A)..................................................            25,004

    Custodian expenses...................................................................            10,522

    Shareholder servicing and related shareholder expenses...............................             4,988

    Legal, compliance and filing fees....................................................            18,462

    Audit and accounting.................................................................            67,272

    Directors' fees......................................................................             6,204

    Other................................................................................               954
                                                                                             --------------

      Total expenses.....................................................................           204,026

      Less:  Fees waived (Note 2)........................................................   (        70,620)

             Expenses reimbursed (Note 2)................................................   (        50,585)
                                                                                             --------------

      Net expenses.......................................................................            82,821

Net investment income....................................................................           348,135


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments..................................................           -0-
                                                                                             --------------

Increase in net assets from operations...................................................   $       348,135
                                                                                             ==============




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================



                                                                                                   July 14, 1998
                                                                      Year                       (Commencement of
                                                                      Ended                    Operations) through
                                                                  May 31, 2000                     May 31, 1999
                                                                  ------------                     ------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income....................................  $         348,135                $         83,397
    Net realized gain (loss) on investments..................           -0-                               -0-
                                                                ----------------                 ---------------
Increase in net assets from operations.......................            348,135                          83,397
Dividends to shareholders from net investment income:
    Class A..................................................  (         299,062)*              (         81,415)*
    Class B..................................................  (          49,073)*              (          1,982)*
Capital share transactions (Note 3)
    Class A..................................................          5,558,389                       6,482,669
    Class B..................................................            729,094                         239,962
                                                                ----------------                 ---------------
        Total increase (decrease)............................          6,287,483                       6,722,631
Net assets:
    Beginning of period......................................          6,822,631                         100,000
                                                                ----------------                 ---------------
    End of period............................................  $      13,110,114                $      6,822,631
                                                                ================                 ===============

*   Designated as exempt-interest dividends for federal income tax purposes.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

Georgia Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .40% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to the Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc., (the Distributor), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to its Class A shares. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a service fee equal to .25% of the Fund's average daily net assets only with respect to its Class A shares.

For the year ended May 31, 2000 the Manager voluntarily waived investment management fees and administration fees of $46,308 and $24,312, respectively. In addition, although not required to do so, the Manager has agreed to reimburse expenses amounting to $50,585.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

3. Capital Stock.

At May 31, 2000, 20,000,000,000 shares of $.001 par stock were authorized and capital paid in amounted to $13,110,114. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                      Year                             July 14, 1998
                                                      Ended                (Commencement of Operations) through
                                                  May 31, 2000                         May 31, 1999
Class A                                           ------------                         ------------
-------
Sold......................................            55,338,971                          11,405,269
Issued on reinvestment of dividends.......               303,593                              74,457
Redeemed..................................      (     50,084,175)                    (     4,997,057)
                                                 ---------------                      --------------
Net increase (decrease)...................             5,558,389                           6,482,669
                                                 ===============                      ==============

                                                      Year                           January 14, 1999
                                                      Ended                   (Commencement of Sales) through
                                                  May 31, 2000                         May 31, 1999
Class B                                           ------------                         ------------
-------
Sold......................................             9,921,719                           1,882,375
Issued on reinvestment of dividends.......                46,538                               1,626
Redeemed..................................      (      9,239,163)                    (     1,644,039)
                                                 ---------------                      --------------
Net increase (decrease)...................               729,094                             239,962
                                                 ===============                      ==============

4. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Georgia and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 68% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Financial Highlights.

                                                                   Year                          July 14, 1998
Class A                                                            Ended                  (Commencement of Operations)
-------                                                        May 31, 2000                     May 31, 1999
                                                               ------------                     ------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........................   $     1.00                       $     1.00
                                                               -------------                    -------------
Income from investment operations:
   Net investment income....................................         0.030                            0.022
Less distributions:
   Dividends from net investment income.....................   (     0.030  )                   (     0.022  )
                                                                ------------                     ------------
Net asset value, end of period..............................   $     1.00                       $     1.00
                                                               =============                    =============
Total Return................................................         3.00%                            2.20%++
Ratios/Supplemental Data
Net assets, end of period (000).............................   $   12,141                       $     6,583
Ratios to average net assets:
   Expenses (net of fees waived and expenses reimbursed)+...        0.75%                             0.79%*
   Net investment income....................................        2.99%                             2.48%*
   Management and administration fees waived................        0.61%                             0.61%*
   Expenses reimbursed......................................        0.44%                             1.58%*
   Expense offsets..........................................        0.00%                             0.04%*

++    Not annualized
*    Annualized
+    Includes expense offsets.








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5. Financial Highlights.

                                                                   Year                         January 14, 1999
Class B                                                            Ended                    (Commencement of Sales)
-------                                                        May 31, 2000                     May 31, 1999
                                                               ------------                     ------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........................   $     1.00                       $     1.00
                                                               -------------                    -------------
Income from investment operations:
   Net investment income....................................         0.032                            0.009
Less distributions:
   Dividends from net investment income.....................   (     0.032  )                   (     0.009  )
                                                                ------------                     ------------
Net asset value, end of period..............................   $     1.00                       $     1.00
                                                               =============                    =============
Total Return................................................         3.26%                            0.93%++
Ratios/Supplemental Data
Net assets, end of period (000).............................   $       969                      $       240
Ratios to average net assets:
   Expenses (net of fees waived and expenses reimbursed)+...         0.50%                            0.54%*
   Net investment income....................................         3.12%                            2.66%*
   Management and administration fees waived................         0.61%                            0.61%*
   Expenses reimbursed......................................         0.44%                            1.58%*
   Expense offsets..........................................         0.00%                            0.04%*

++    Not annualized
*    Annualized
+    Includes expense offsets.









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================





To the Board of Directors and Shareholders of Georgia Daily Municipal Income Fund, Inc.





In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Georgia Daily Municipal Income Fund, Inc. (the "Fund") at May 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 2000 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above. The financial statements for the period ended May 31, 1999, including the financial highlights, were audited by other independent accountants whose report dated June 28, 1999 expressed an unqualified opinion on those financial statements.





  PricewaterhouseCoopers LLP
  New York, New York
  June 27, 2000









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


GEORGIA
DAILY
MUNICIPAL
INCOME
FUND, INC.





                                  Annual Report
                                  May 31, 2000












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------







-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------





Georgia Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
     Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020







GA5/00A

--------------------------------------------------------------------------------